Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II
QIAGEN N.V. AND SUBSIDIARIES
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

(in thousands)	Balance at Beginning of Period	Charged to Costs and Expense	Deductions	Foreign Exchange and Other(1)	Balance at End of Period
Year Ended December 31, 2018:
Allowance for doubtful accounts	$8,008	$4,448	$(2,827)	$(359)	$9,270
Year Ended December 31, 2019:
Allowance for doubtful accounts	$9,270	$8,701	$(5,777)	$(79)	$12,115
Year Ended December 31, 2020:
Allowance for credit losses	$12,115	$17,764	$(13,784)	$20,089	$36,184	(2)
On January 1, 2020, we adopted ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments on a modified retrospective basis. Allowance for credit losses includes allowances for accounts receivable, loans receivable and other receivables for the year ended December 31, 2020
(1) Includes the ASC 326 adoption impact of $19.6 million in the year ended December 31, 2020.
(2) Of this amount, $1.2 million in 2020 is classified as long-term.